Subsequent Events (Details) $ in Billions	3 Months Ended
Sep. 30, 2023 USD ($)
Agreement for purchase and licensing of Pfizer's early-stage rare disease gene therapy portfolio | Forecast | Maximum | Licensing rights to Pfizer's early-stage rare disease gene therapy portfolio
Subsequent events
Total consideration	$ 1